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September 18, 2000


VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Peoples Benefit Life Insurance Company Separate Account V -
     Prism Variable Annuity
     File No.33-45862, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Calvert Variable Series, Inc. (CIK:  708950) filed August 30, 2000
 .  Dreyfus Socially Responsible Growth Fund, Inc. (CIK:  890064) filed August
   23, 2000


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel